Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash on hand	€ 881	€ 188
Bank accounts	47,306	39,611
Total	€ 48,187	€ 39,799	€ 62,131